MARKETABLE SECURITIES (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Statement [Line Items]
Shares/Warrants Held	2,778,839
Cost	$ 1,648,737
Fair Value	5,509	$ 5,514
Change in Fair Value	$ (5)
Carlyle Commodities Corp. Share [Member]
Statement [Line Items]
Shares/Warrants Held	550,000
Cost	$ 907,500
Fair Value	5,500	5,500
Change in Fair Value	$ 0
Other
Statement [Line Items]
Shares/Warrants Held	1,678,839
Cost	$ 14,237
Fair Value	9	$ 14
Change in Fair Value	$ (5)